Share-Based Compensation - Summary of Classification of Share-Based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 3,168	$ 457	¥ 9,002	¥ 27,513
General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	3,001	433	8,817	26,822
Sales and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	¥ 167	$ 24	¥ 185	¥ 691